LONG-TERM INCENTIVE PLANS - Stock option activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2018 BRL (R$) Options	Dec. 31, 2017 BRL (R$) Options	Dec. 31, 2016 BRL (R$) Options
Number of shares
Balance, beginning of year | Options	292,391	569,115	1,074,246
Options Exercised | Options	(33,499)
Options Forfeited | Options	(243,412)	(276,724)	(505,131)
Balance, end of year | Options	15,480	292,391	569,115
Average exercise price in the year
Beginning of year	R$ 17.91	R$ 16.64	R$ 18.36
Options Exercised	14.86
Options Forfeited	18.62	15.11	20.49
End of year	16.72	17.91	16.64
Average market price of the share	R$ 15.70	R$ 11.19	R$ 11.68